Business Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Life and health premiums, net			$ (21)
Net investment income	762	517	376
Net realized investment (losses)	(17)
Other Income	18	3,996	3,415
Total revenues	763	4,513	3,770
Benefits and expenses
Life and health insurance claims and benefits, net		2	(1)
Interest credited to policyholder account balances	(15)
Operating and other expenses	151	1,709	1,049
Total benefits and expenses	136	1,711	1,048
Income (loss) before income taxes	627	2,802	2,722
Income tax expense (benefit)	(182)	723	887
Net Income (Loss)	809	2,079	1,835
Change in unrealized gains, net of tax expense (benefit)	(188)	334	(98)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	(52)
Other Comprehensive Income (Loss)	(240)	334	(98)
Total Comprehensive Income (Loss)	569	2,413	1,737
Reinsurance recoverable from affiliate	24,034	23,973	23,687
Assets on deposit	3,138,096	2,453,033	1,619,113
Claim and policy benefit reserves - life and health	26,836	23,052	21,506
Policyholder account balances	3,142,077	2,456,634	1,622,448
Annuities [Member]
Revenues
Life and health premiums, net
Net investment income
Net realized investment (losses)
Other Income
Total revenues
Benefits and expenses
Life and health insurance claims and benefits, net
Interest credited to policyholder account balances	(15)
Operating and other expenses		113	16
Total benefits and expenses	(15)	113	16
Income (loss) before income taxes	15	(113)	(16)
Income tax expense (benefit)	3	(40)	(5)
Net Income (Loss)	12	(73)	(11)
Change in unrealized gains, net of tax expense (benefit)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)
Other Comprehensive Income (Loss)
Total Comprehensive Income (Loss)	12	(73)	(11)
Reinsurance recoverable from affiliate
Assets on deposit	3,138,096	2,453,033	1,619,113
Claim and policy benefit reserves - life and health	6,067	2,364	1,162
Policyholder account balances	3,138,096	2,453,033	1,619,113
Life and Health [Member]
Benefits and expenses
Reinsurance recoverable from affiliate	24,034	23,973	23,687
Assets on deposit
Claim and policy benefit reserves - life and health	20,769	20,688	20,344
Policyholder account balances	3,981	3,601	3,335
Life and Health [Member]
Revenues
Life and health premiums, net			(21)
Net investment income	762	517	376
Net realized investment (losses)	(17)
Other Income	18	3,996	3,415
Total revenues	763	4,513	3,770
Benefits and expenses
Life and health insurance claims and benefits, net		2	(1)
Interest credited to policyholder account balances
Operating and other expenses	151	1,596	1,033
Total benefits and expenses	151	1,598	1,032
Income (loss) before income taxes	612	2,915	2,738
Income tax expense (benefit)	(185)	763	892
Net Income (Loss)	797	2,152	1,846
Change in unrealized gains, net of tax expense (benefit)	(188)	334	(98)
Reclassification adjustment for (gains) included in net income, net of tax (benefit)	(52)
Other Comprehensive Income (Loss)	(240)	334	(98)
Total Comprehensive Income (Loss)	$ 557	$ 2,486	$ 1,748